Income Tax	12 Months Ended
Dec. 31, 2020
Income Tax
Income Tax

16. Income Tax

a)     Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

16. Income Tax (Continued)

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s Hong Kong subsidiary is subject to Hong Kong profits tax at the rate of 16.5% on its taxable income generated from the operations in Hong Kong. A two-tiered profits tax rates regime was introduced since year 2018 where the first HK$2,000 of assessable profits earned by a company will be taxed at half of the current tax rate (8.25%) whilst the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the group to benefit from the progressive rates. Payments of dividends by the Hong Kong subsidiary to the Company is not subject to withholding tax in Hong Kong.

PRC

The Group’s PRC subsidiaries, VIEs and VIEs’ subsidiaries are subject to the PRC Corporate Income Tax Law (“CIT Law”) and are taxed at the statutory income tax rate of 25%. In accordance with the implementation rules of EIT Law, and a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15% with HNTE certificate effective for a period of three years. An entity must file required supporting documents with the tax authority and ensure fulfillment of the relevant HNTE criteria before using the preferential rate. An entity could re-apply for the HNTE certificate when the prior certificate expires.

One of the Group’s PRC subsidiaries, kutianxia, is qualified HNTE in 2020 and enjoys a reduced tax rate of 15%, which will expire in 2023. The other PRC subsidiaries and consolidated VIEs and VIE’s subsidiaries are subject to the 25% EIT rate.

Italy

Under the current laws of Italy, the Group’s Italy subsidiary is subject to Italy profits tax at the rate of 22% and local tax at the rate of 2%.

The CIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the CIT Law define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside the PRC should be considered a resident enterprise for PRC tax purposes.

The components of income/(loss) before income taxes are as follows:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Cayman Islands	(42,287)	(75,926)	(29,736)
Hong Kong	59,675	68,578	(47,456)
PRC, excluding Hong Kong	178,551	179,803	1,930
Italy	229	20,012	(7,104)
Others	106	630	1,552
	196,274	193,097	(80,814)

The EIT Law and its relevant regulations impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC for earnings generated beginning January 1, 2008. Undistributed earnings generated prior to January 1, 2008 are exempt from withholding tax. As of December 31, 2020, the Company has not provided deferred tax liability on undistributed earnings of RMB268,507 generated by its PRC consolidated entities, as the Company plans to reinvest these earnings indefinitely in the PRC. The unrecognized deferred tax liability related to these earnings was RMB26,851.

16. Income Tax (Continued)

The current and deferred portions of income tax expenses included in the consolidated statements of comprehensive income/(loss), which were attributable to the Group, are as follows:

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Current tax expenses	48,019	87,197	9,073
Deferred tax benefits	(7,291)	(55,771)	(2,470)
Income tax expenses	40,728	31,426	6,603

Reconciliation of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2018, 2019 and 2020 are as follows:

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Statutory income tax rate	25%	25%	25%
Increase (decrease) in effective income tax rate resulting from
Entities not subject to income tax	5.39%	9.83%	(12.32)%
Effect of PRC preferential tax rates and tax holiday	—	—	(18.79)%
Tax rate differential	(2.60)%	(2.83)%	2.21%
Share-based compensation	3.01%	1.11%	(2.19)%
Non-deductive expense without tax invoice	0.76%	2.08%	(1.09)%
R&D surplus deduction	(7.78)%	(5.41)%	7.97%
Others	(5.50)%	(5.12)%	2.93%
Change in valuation allowance	2.47%	(8.38)%	(11.89)%
Effective income tax rate	20.75%	16.28%	(8.17)%

b)    Deferred tax assets and liability

	As of December 31,
	2019	2020
	RMB	RMB
Deferred tax assets
Inventory write-down	6,914	23,040
Net operating loss carry forwards	88,481	53,115
Advertisement expenses	4,933	1,362
Deferred revenue	4,126	—
Allowance for doubtful accounts	2,183	14,983
Lease liability	39,431	26,226
Valuation allowance	—	(9,604)
Total deferred tax assets, net	146,068	109,122

Deferred tax liabilities
Intangible assets	1,715	—
Right of use assets	39,431	26,226
Total deferred tax liabilities	41,146	26,226
Net deferred tax assets	106,637	82,896
Net deferred tax liabilities	1,715	—

16. Income Tax (Continued)

In assessing the recoverability of its deferred tax assets, the Group considers whether some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Group considers the cumulative earnings and projected future taxable income in making this assessment. Recovery of substantially all of the Group’s deferred tax assets is dependent upon the generation of future income, exclusive of reversing taxable temporary differences.

As of December 31, 2018, the valuation allowance of RMB19,851 was provided for the Company and some subsidiaries. For those entities, management believes that it is more likely than not that the accumulated net operating losses of those entities will not be utilized in the foreseeable future. As of December 31, 2019, nil valuation allowance was provided for the Group and some subsidiaries. As of December 31, 2020, the valuation allowance of RMB9,604 (US$1,472) was primarily provided for the deferred income tax assets of a certain subsidiary, which was not estimated to generate enough future taxable income to utilize its some portion or all of the benefits of the deferred tax assets.

As of December 31, 2020, the Group had net operating loss carry forwards of approximately RMB4,605 attributable to the Hong Kong subsidiary, RMB216,745 attributable to the PRC subsidiaries, VIEs and VIEs’ subsidiaries and RMB8,730 attributable to other subsidiaries. The tax losses in the PRC can be carried forward for five years to offset future taxable income and the period was extended to ten years for entities qualified as HNTE in 2020 and thereafter. The tax losses in Hong Kong and Singapore can be carried forward without an expiration date.

The changes in valuation allowance for the years ended December 31, 2018, 2019 and 2020 are as follows:

	For the Year Ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at the beginning of the year	14,999	19,851	—
Additions	10,875	—	9,604
Reversals	(6,023)	(19,851)	—
Balance at the end of the year	19,851	—	9,604

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100. In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion. The income tax returns of the Company’s PRC subsidiaries, consolidated VIEs, and the subsidiaries of the VIEs for the years from 2015 to 2020 are open to examination by the PRC tax authorities.